Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2021	2022
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	1.25
License agreements with SINA	80,660,000	80,660,000	1.25
Computer software licenses	2,432,242	1,841,885	1.96

Total intangible assets, gross	189,882,242	189,291,885	1.26

Less: Accumulated amortization
Advertising agency agreement with SINA	93,670,998	99,725,921
License agreements with SINA	70,902,383	75,405,899
Computer software licenses	2,011,103	1,701,890

Total accumulated amortization	166,584,484	176,833,710

Total intangible assets, net	23,297,758	12,458,175